Income Taxes and Duties - Explorations Hydrocarbons Duty Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 km² state municipality $ / l	Dec. 31, 2024 MXN ($) km²
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas | km²	1,820.72
Exploration Hydrocarbons Duty | $		$ 2,437,425
Percentage of general VAT tax rate	16.00%
Percentage VAT tax rate for certain activities with incentives	0.00%
Percent of general VAT credit	50.00%
Number of states | state	6
Number of municipalities | municipality	43
Percentage income tax rate	30.00%
Deferred tax effect of actuarial gains and losses | $		$ 8,207,274
IEPS Tax on the Sale of Automotive Fuels | Magna Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	6.46
IEPS Tax on the Sale of Automotive Fuels | Lower Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	5.45
IEPS Tax on the Sale of Automotive Fuels | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	7.09
IEPS Tax in Favor of States, Municipalities and Territories | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	56.98
IEPS Tax in Favor of States, Municipalities and Territories | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	47.29
IEPS Tax in Favor of States, Municipalities and Territories | Less Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | More Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	69.53
IEPS Tax on Fossil Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	20.76
IEPS Tax on Fossil Fuels | Propane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	9.76
IEPS Tax on Fossil Fuels | Butane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	12.62
IEPS Tax on Fossil Fuels | Gasoline And Aviation Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	17.11
IEPS Tax on Fossil Fuels | Jet Fuel And Other Kerosene
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	20.44
IEPS Tax on Fossil Fuels | Fuel Oil
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	22.16
IEPS Tax on Fossil Fuels | Petroleum Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	25.72
IEPS Tax on Fossil Fuels | Coal Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	60.29
IEPS Tax on Fossil Fuels | Mineral Carbon
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	45.4
IEPS Tax on Fossil Fuels | Carbon From Other Fossil Fuels
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	65.63
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas | km²		1,741.65
Tax regime applicable to assignments after 60 months
Changes in deferred tax assets and liabilities [line items]
Tax payable for non-producing areas | km²		4,164.86